UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

MC-FIVE MILE COMMERCIAL MORTGAGE FINANCE LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from January 1, 2014 to December 31, 2014.

Date of Report (Date of filing): February 10, 2015

Commission File Number of securitizer: Not Applicable

Central Index Key Number of securitizer: 0001576832

Matthew Philip, (212) 485-2585

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.01.	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02.	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

Item 1.03.	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

Item 2.	Exhibits

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MC-FIVE MILE COMMERCIAL MORTGAGE FINANCE LLC
(Securitizer)

Date: February 10, 2015	By:	/s/ Matthew Philip
Name: Matthew Philip
Title: Managing Director
(senior officer in charge of securitization of the securitizer)